Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Pension Benefit

A summary of the pension benefit as of the years ended December 31, 2014 and 2013 is set forth in the below tables (in thousands):

	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$9,018	$—
Oxford assumed benefit obligations	—	9,045
Service cost	70	144
Interest cost	335	203
Gain on reduction of pension liability	(2,208)	—
Actuarial loss	1,616	(350)
Benefits paid	(2,031)	(24)

Benefit obligation at end of period	$6,800	$9,018

Change in plan assets
Fair value of plan assets at beginning of year	$7,521	$—
Oxford assumed plan assets	—	6,523
Actual return on plan assets	(11)	1,012
Employer contributions	—	10
Benefit paid	(2,031)	(24)

Fair value of plan assets at December 31, 2014	$5,479	$7,521

Summary Of Defined Benefit Pension Obligations

As shown in the table below, the current pension plan is underfunded. All defined benefit pension obligations, regardless of the funding status of the plan, are fully supported by the financial strength of the Company.

	2014	2013
	(in thousands)
Assets in excess of (less than) benefit obligation at December 31,
Vested amount	$(6,800)	$(7,039)
Additional benefits required	—	(1,979)

Projected benefit obligation	(6,800)	(9,018)
Funded amount	5,479	7,521

Unfunded amount	$(1,321)	$(1,497)

Other amounts recognized in other comprehensive loss during the year ended December 31,
Assets in excess of (less than) benefit obligation at end of period	$(1,321)	$(1,497)
Amounts recorded in the consolidated balance sheet consist of:
Accrued benefit liability	(1,321)	(1,497)

Total recorded	$(1,321)	$(1,497)

Beginning amount recorded in other accumulated comprehensive income	$1,168	$—
Amounts recorded in accumulated other comprehensive loss consist of:
Pension obligation adjustment, net of tax	(1,716)	1,168

Total recorded in accumulated other comprehensive income	$(548)	$1,168

Weighted Average Assumptions to Determine Benefit Obligation

	For the Year Ended December 31,
	2014	2013
Weighted average assumptions to determine benefit obligation
Discount rate	3.75%	4.75%
Expected rate of return	6.00%	6.00%
Rate of compensation increase	4.00%	4.00%
Inflation	3.00%	3.00%

Components of Net Periodic Benefit Cost

	For the Year Ended December 31,
	2014	2013
Weighted average assumptions to determine benefit obligation
Discount rate	3.75%	4.75%
Expected rate of return	6.00%	6.00%
Rate of compensation increase	4.00%	4.00%
Inflation	3.00%	3.00%
Components of net periodic benefit cost (in thousands)
Service cost	$70	$144
Interest cost	335	203
Expected return on plan assets	(448)	(195)
Amortization of transition obligation	70	140
Amortization of net (gain) loss	29	—

Net period benefit cost	$56	$292

Summary Of Expected Benefit Payments	The following benefit payments are expected to be paid over the next ten years (in thousands):

2015	$8
2016	9
2017	25
2018	68
2019	106
2020-2024	1,798

Summary Of Investment Strategy For Benefit Plan

 The following tables below set forth the breakout of asset categories as of December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013
Plan assets by category
Equity securities	$—	$7,397
Debt securities	5,392	117
Cash	87	6

Total Assets	$5,479	$7,520

Plan assets by category
Equity securities	N/A	98.3%
Debt securities	98.4%	1.6%
Cash	1.6%	0.1%

Total Assets	100%	100%

Defined Benefit Pension Plan [Member]
Summary Of Fair Value Of Pension Assets Benefit Plan

The following tables set forth by level, within the fair value hierarchy, the fair value of pension assets as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Pension assets	$5,206	273	—	$5,479

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Pension assets	$7,403	117	—	$7,520